Condensed Consolidated Balance Sheet - USD ($)	Jun. 30, 2021	Jan. 18, 2021
Current assets:
Cash	$ 460,232
Prepaid expenses	919,083	$ 14,516
Total current assets	1,379,315	14,516
Investments held in Trust Account	275,006,781
Deferred offering costs associated with proposed public offering		35,000
Total Assets	276,386,096	49,516
Current liabilities:
Accounts payable	11,500
Accrued expenses	122,328	35,000
Total current liabilities	133,828	35,000
Deferred underwriting commissions	9,625,000
Warrant liabilities	12,566,666
Total liabilities	22,325,494
Commitments and Contingencies (Note 6)
Shareholders' Equity:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	9,305,166	24,310
Accumulated deficit	(4,306,111)	(10,484)
Total shareholders' equity	5,000,002	14,516
Total Liabilities and Shareholders' Equity	276,386,096	49,516
Class A Ordinary Shares [Member]
Current liabilities:
Class A ordinary shares, $0.0001 par value; 24,906,060 shares subject to possible redemption at $10.00 per share	249,060,600
Shareholders' Equity:
Ordinary shares	259
Class B Ordinary Shares [Member]
Shareholders' Equity:
Ordinary shares	$ 688	$ 690	[1],[2]

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.